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                                            SEC File Nos. 033-86006/811-08850





                                 MAINSTAY FUNDS

                           MAINSTAY ICAP EQUITY FUND
                       MAINSTAY ICAP SELECT EQUITY FUND
                       MAINSTAY ICAP INTERNATIONAL FUND

                Supplement dated October 13, 2006 ("Supplement") to the Statement of Additional Information ("SAI") dated August 31, 2006

        This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of ICAP Funds, Inc. (the "Funds"). You may obtain a copy of the Funds' Prospectus and SAI free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


1.   With respect to existing Class I shareholders as of August 31, 2006, NYLIM
     Service Company LLC   will replace UMB Fund Services, Inc. as transfer
     agent for the Funds' Class I shares effective on or about October 14, 2006 (the "Conversion Date"). Accordingly, after the Conversion Date, the SAI is revised as follows to delete references to UMB Fund Services, Inc.:

     o   The fourth paragraph on page 1 is deleted.

     o The first paragraph under the section entitled "PURCHASE, REDEMPTION AND EXCHANGES" on page 37 is deleted.

     o The third paragraph under the section entitled "TRANSFER AGENT" on page 52 is deleted.


2. Delete reference to Matthew C. Pickering in the table entitled "Other Accounts Managed By Fund Managers" on pages 32 and 33 under the section entitled "FUND MANAGERS."

3. Delete reference to Matthew C. Pickering in the table entitled "Ownership of Fund Shares by Fund Managers" on page 33 under the section entitled "FUND MANAGERS."




            Please Retain This Supplement For Your Future Reference.









                                                                 MSIC15a-10/06